September 26, 2008


Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

             Re: Claymore Securities Defined Portfolios, Series 523
                               File No. 333-152714

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Ladies and Gentlemen:

   In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the "Registration Statement") of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 2, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on September 24, 2008.

                                                       CLAYMORE SECURITIES, INC.


                                                          BY: /S/ KEVIN ROBINSON
                                                      --------------------------
                                                       Senior Managing Director,
                                                   General Counsel and Secretary